Earning Per Share (Details) - shares		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023
Earning Per Share [Line Items]
Ordinary shares issued to the depositary	187,933,720
Ordinary shares to settle share-based compensation		187,933,720
Ordinary shares are legally issued and not outstanding		187,933,720